Geographic and Other Information - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [Line Items]
Sales revenue	₩ 26,151,781	₩ 29,878,043	₩ 24,261,561
Company A [member]
Disclosure of geographical areas [Line Items]
Sales revenue	11,731,702	12,019,534	10,380,138
Company B [member]
Disclosure of geographical areas [Line Items]
Sales revenue	₩ 4,699,282	₩ 5,924,262	₩ 4,252,696
Top 10 Companies [member]
Disclosure of geographical areas [Line Items]
Percentage of sales revenue	86.00%	86.00%	85.00%